Contents of Significant Accounts - Non-Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$ (1,247,962)		$ 2,892,470	$ 2,011,403
Gain (loss) on disposal of investments	50,553	$ 1,645	(16,388)	(91,070)
Others	62,869		(2,009,952)	(1,871,567)
Total other gains and losses	(1,134,540)	(36,920)	866,130	48,766
Interest expenses, bonds payable	486,079		437,055	377,193
Interest expenses, bank loans	1,100,840		1,285,708	1,417,028
Interest expenses, lease liabilities	166,928		145,187	154,730
Interest expenses, others	31,464		139	55,467
Financial expenses	81,018		94,841	69,015
Total finance costs	$ 1,866,329	$ 60,733	$ 1,962,930	$ 2,073,433